Intangibles, Net (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Intangibles, net [Abstract]
Land use rights under capital lease	$ 5,267,495	$ 2,746,232
Less: accumulated amortization	(354,119)	(296,473)
Total	$ 4,913,376	$ 2,449,759